Financial Instruments and Related Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 4,114	$ 5,413
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	671	2,314
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	3,438	3,094
Other current assets - derivatives [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5	$ 5